ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED AND OTHER LIABILITIES
Schedule of Accrued and Other Liabilities

	As of December 31,
	2019	2020
	RMB	RMB

Business tax, VAT and others	42,469	31,719
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	32,189	27,982
Payable to Jinghan Taihe (Note ii & Note 23)	—	25,441
Payable for purchase of equipment and services	5,782	9,995
Receipt in advance	11,636	4,535
Amounts due to students	6,231	9,198
Lawsuit penalty payable	2,592	2,731
Consideration payable (Note i)	—	7,067
Others	5,488	4,352
Total	192,957	209,590